Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share Capital [Member]	Share-Based Payment Reserve [Member]	Warrant Reserve [Member]	Accumulated Other Comprehensive Profit (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance, beginning at Jul. 31, 2017	$ 6,609,615	$ 884,763	$ 1,841,448	$ (72,174)	$ (8,328,600)	$ 935,052
Balance, shares beginning at Jul. 31, 2017	353,015
Private Placement	$ 631,785					631,785
Private Placement, shares	13,528
Acquisition of Sapientia	$ 375,000					375,000
Acquisition of Sapientia, shares	8,333
Exercise of warrants	$ 351,557		(65,537)			286,020
Exercise of warrants. shares	6,810
Private Placement	$ 2,644,659		1,687,573			4,332,232
Private Placement, shares	144,408
Share issuance costs	$ (465,850)					(465,850)
Issuance of shares and warrants on conversion of Convertible Notes	$ 66,408		40,435			106,843
Issuance of shares and warrants on conversion of Convertible Notes, shares	3,561
Issuance of warrants on conversion of Convertible Notes			97,875			97,875
Issuance of warrants on conversion of Convertible Notes, shares
Expiration of warrants and compensation warrants			(694,457)		694,457
Share-based compensation		378,336				378,336
Expiration of options		(357,842)			357,842
Foreign exchange translation				(33,340)		(33,340)
Loss for the year/period					(5,412,663)	(5,412,663)
Balance, ending at Jul. 31, 2018	$ 10,213,174	905,257	2,907,337	(105,514)	(12,688,964)	1,231,290
Balance, shares ending at Jul. 31, 2018	529,655
Exercise of warrants	$ 174,140		(34,140)			140,000
Exercise of warrants. shares	3,333
Private Placement	$ 2,855,784					2,855,784
Private Placement, shares	99,117
Issuance of warrants on conversion of Convertible Notes	$ 408,119		266,526			674,645
Issuance of warrants on conversion of Convertible Notes, shares	22,488
Expiration of warrants and compensation warrants			(269,282)		269,282
Share-based compensation		60,586				60,586
Expiration of options		(88,754)			88,754
Foreign exchange translation				(18,781)		(18,781)
Loss for the year/period					(5,789,662)	(5,789,662)
Balance, ending at Jul. 31, 2019	$ 13,651,217	877,089	2,870,442	(124,295)	(18,120,590)	(846,137)
Balance, shares ending at Jul. 31, 2019	654,593
Private Placement	$ 846,300					846,300
Private Placement, shares	40,300
Private Placement	$ 568,444					568,444
Private Placement, shares	27,069
Expiration of warrants and compensation warrants			(598,531)		598,531
Share-based compensation		1,779				1,779
Expiration of options		(84,997)			84,997
Foreign exchange translation				(11,195)		(11,195)
Loss for the year/period					(3,548,021)	(3,548,021)
Balance, ending at Jan. 31, 2020	$ 15,065,961	793,871	2,271,911	(135,490)	(20,985,083)	(2,988,830)
Balance, shares ending at Jan. 31, 2020	721,962
Balance, beginning at Jul. 31, 2019	$ 13,651,217	877,089	2,870,442	(124,295)	(18,120,590)	(846,137)
Balance, shares beginning at Jul. 31, 2019	654,593
Private Placement	$ 846,300					846,300
Private Placement, shares	40,300
Private Placement	$ 568,444					568,444
Private Placement, shares	27,069
Expiration of warrants and compensation warrants			(598,532)		598,532
Share-based compensation		2,071				2,071
Expiration of options		(139,967)			139,967
Foreign exchange translation				(46,079)		(46,079)
Loss for the year/period					(4,944,221)	(4,944,221)
Balance, ending at Jul. 31, 2020	$ 15,065,961	739,193	2,271,910	(170,374)	(22,326,312)	(4,419,622)
Balance, shares ending at Jul. 31, 2020	721,962
Share-based compensation
Expiration of options		(105,592)			105,592
Foreign exchange translation				207,403		207,403
Issuance of warrants (Note 6(c))			54,030			54,030
Conversion feature (Note 6(c))	35,273					35,273
Issuance of shares for debt (Note 7(b))	$ 405,000					405,000
Issuance of shares for debt (Note 7(b)), shares	50,000
Loss for the year/period					(807,449)	(807,449)
Balance, ending at Jan. 31, 2021	$ 15,506,234	$ 633,601	$ 2,325,940	$ 37,029	$ (23,028,169)	$ (4,525,365)
Balance, shares ending at Jan. 31, 2021	771,962